CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Recourse Loans	Accumulated Other Comprehensive Income	Treasury Stock	Retained Earnings	Statutory Reserve
Balance at Dec. 31, 2010	$ 128,066	$ 2,615	$ 113,360		$ 695		$ 11,396
Balance (in shares) at Dec. 31, 2010		261,510,076
Increase (Decrease) in Shareholders' Equity
Net income for the year	51,630						51,630
Repurchase of shares	(12,835)					(12,835)
Repurchase of shares (in shares)		(9,461,970)
Foreign currency translation adjustment	441				441
Issuance of recourse loans	(509)			(509)
Issuance of ordinary shares upon exercise of options and vesting of restricted share units	261	24	237
Issuance of ordinary shares upon exercise of options and vesting of restricted share units (in shares)		2,403,162
Share-based compensation	3,881		3,881
Balance at Dec. 31, 2011	170,935	2,639	117,478	(509)	1,136	(12,835)	63,026
Balance (in shares) at Dec. 31, 2011		254,451,268
Increase (Decrease) in Shareholders' Equity
Net income for the year	52,904						52,904
Repurchase of shares	(1,394)					(1,394)
Repurchase of shares (in shares)		(892,602)
Foreign currency translation adjustment	71				71
Issuance of new shares in connection with the IP acquisition (Note 8)	25,825	150	25,675
Issuance of new shares in connection with the IP acquisition (Note 8) (in shares)		15,000,000
Declaration of dividend	(55,559)						(55,559)
Issuance of recourse loans	(1,048)			(1,048)
Interest accrual on recourse loans	(13)			(13)
Repayment of recourse loans	26			26
Issuance of ordinary shares upon exercise of options and vesting of restricted share units	1,269	96	1,173
Issuance of ordinary shares upon exercise of options and vesting of restricted share units (in shares)		9,568,982
Use of repurchased shares for exercise of options and vesting of restricted share units			(650)			650
Use of repurchased shares for exercise of options and vesting of restricted share units (in shares)		469,874
Share-based compensation	3,211		3,211
Balance at Dec. 31, 2012	196,227	2,885	146,887	(1,544)	1,207	(13,579)	60,371
Balance (in shares) at Dec. 31, 2012	278,597,522	278,597,522
Increase (Decrease) in Shareholders' Equity
Net income for the year	27,918						27,918
Repurchase of shares	(3,683)					(3,683)
Repurchase of shares (in shares)		(2,116,974)
Foreign currency translation adjustment	676				676
Issuance of new shares for follow on offering	876	6	870
Issuance of new shares for follow on offering (in shares)		600,000
Declaration of dividend	(4,651)						(4,651)
Issuance of recourse loans	(950)			(950)
Interest accrual on recourse loans	(21)			(21)
Repayment of recourse loans	1,281			1,281
Allocation of statutory reserve							(1,008)	1,008
Use of repurchased shares for exercise of options and vesting of restricted share units	1,025		(4,647)			5,672
Use of repurchased shares for exercise of options and vesting of restricted share units (in shares)		1,433,774
Share-based compensation	3,365		3,365
Balance at Dec. 31, 2013	$ 222,063	$ 2,891	$ 146,475	$ (1,234)	$ 1,883	$ (11,590)	$ 82,630	$ 1,008
Balance (in shares) at Dec. 31, 2013	278,514,322	278,514,322